OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Revenue	$ 5,549	$ 5,215	$ 5,212
Cost of goods sold	(1,730)	(1,540)	(1,543)
Gross profit	3,819	3,675	3,669
Research and development expenses	(339)	(345)	(356)
Marketing, selling and distribution expenses	(2,218)	(2,066)	(2,013)
Administrative expenses	(837)	(814)	(707)
Selling, general and administrative expenses	(3,055)	(2,880)	(2,720)
Operating profit	425	450	593
Restructuring and rationalisation expenses	223	168	113
Acquisition and disposal related items	60	4	7
Amortisation and Impairment of Acquisition Intangibles	207	205	172
Other operating income		(7)	(35)
Amortisation of intangibles	221	229	237
Impairment of intangible assets	37	39	2
Impairment of Engage's goodwill	84
Impairment of property, plant and equipment	31	30	1
Fair value remeasurement of trade investments	4		1
Depreciation of property, plant and equipment	306	319	326
Loss on disposal of property, plant and equipment and intangible assets	18	11	14
Advertising costs	88	92	81
Other operating income	0	7	35
Insurance Recoveries Received	0	7	35
Depreciation of right-of-use assets	54	56	56
Engage
Disclosure of attribution of expenses by nature to their function [line items]
Impairment of intangible assets	37
Impairment of Engage's goodwill	84
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	27	4	7
Restructuring and rationalisation expenses	73	20	29
Acquisition and disposal related items	3	5
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	21	35	39
Restructuring and rationalisation expenses	18	5	0
Acquisition and disposal related items	1	5	7
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Charge relating to legal and other items	10	36	5
Restructuring and rationalisation expenses	129	142	84
Acquisition and disposal related items	56
Change for the year - amortisation	51	56	65
Amortisation and Impairment of Acquisition Intangibles	$ 207	205	172
Credit on acquisition and disposal related items		$ 6	$ 0